13003634

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

001-36165

November 1, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMBEV S.A., American Depositary Shares (as evidenced by American Depositary Receipts), each representing one common share of Ambev S.A., without par value and Common Shares, without par value (application for the Common Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 1, 2013. Tentative listing date – November 11, 2013.

Sincerely,

Pras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com